ACQUISITIONS - Pro Forma (Details) - Muuto Acquisition $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Pro forma sales	$ 1,306.4
Pro forma net earnings attributable to Knoll, Inc. stockholders	$ 79.0